Magyar Bank 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025
EBP 002
Magyar Bank 401(k) Profit Sharing Plan [Line Items]
Magyar Bank 401(k) Profit Sharing Plan

Magyar Bank 401(k) Profit Sharing Plan

EIN No.: 22-1085787, Plan No. 002

Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)

December 31, 2025

	(b)	(c)	(e)
	Identity of Issue, Borrower,	Description of Investment, Including Maturity Date,	Current
(a)	Lessor or Similar Party	Rate of Interest, Par or Maturity Value	Value
*	Magyar Bancorp, Inc. Stock	Employer Security Magyar Bancorp, Inc.	$2,033,998

	BlackRock	Registered Investment Company iShs US Agg Bond Index K Fund	281,493
	SEI Trust Company	Registered Investment Company AllSpring Spec M Cap Value R6	94,808
	The American Funds	Registered Investment Company American Funds Newworld R6	10,186
	Dimensional Fund Advisors	Registered Investment Company DFA Infl Protected Sec I Fund	73,367
	Dimensional Fund Advisors	Registered Investment Company DFA US Sm Cap Growth Instl Fund	10,560
	Fidelity Investments	Registered Investment Company Fidelity Adv Sm Cap Val Z Fund	281,537
	Federated	Registered Investment Company Fed Hermes Mdt Md Cp Gr R6 Fund	784,968
	Janus International Holding, LLC	Registered Investment Company Janus Henderson Blncd N	646,681
	Loomis Sayles	Registered Investment Company Loomis Sayles Gl Alloc N Fund	15,355
	MFS Investment Management	Registered Investment Company MFS Intl Diversification R6 Fund	321,577
	PGIM Investments	Registered Investment Company PGIM High Yield R6 Fund	185,592
	PIMCO Funds	Registered Investment Company PIMCO Income Institutional Fund	498,121
	Vanguard	Registered Investment Company Vanguard Growth Index Adm Fund	1,597,074
	Vanguard	Registered Investment Company Vanguard Intl Growth Adm Fund	498,110
	Vanguard	Registered Investment Company Vanguard Mid Cap Index Adm Fund	311,425
	Vanguard	Registered Investment Company Vanguard Sm Cap Index Adm Fund	222,950
	Vanguard	Registered Investment Company Vanguard Tgt Rmt Inc Inv Fund	4,629
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2020 Inv Fund	185,326
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2025 Inv Fund	223,489
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2030 Inv Fund	1,351,751
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2035 Inv Fund	1,223,700
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2040 Inv Fund	575,745
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2045 Inv Fund	825,397
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2050 Inv Fund	147,280
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2055 Inv Fund	169,445
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2060 Inv Fund	217,774
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2065 Inv Fund	93,920
	Vanguard	Registered Investment Company Vanguard Tgt Rmt 2070 Inv Fund	37,350
	Vanguard	Registered Investment Company Vanguard Value Index Adm Fund	363,623

*	Principal Life Insurance Company	Insurance Company General Principal Guaranteed Option	1,068,154
*	Principal Life Insurance Company	Pooled Separate Account Prin LgCp S&P 500 Index SA-Z	1,046,110
*	Principal Life Insurance Company	Registered Investment Company Principal Gov Money Mkt R6 Fund	77,645

*	Participants	Notes Receivable with interest rates of 4.25% to 9.50%	183,156
			$15,662,296

*	Indicates Party-In-Interest to the Plan

Column (d) “Cost” section of this table is omitted for participant-directed accounts

See Report of Independent Registered Public Accounting Firm